Divestitures - Summary of Operating Results and Cash Flows (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Non-regulated energy sales	9,327	9,670
Waste disposal fees	8,160	14,288
Other and interest income	336	(6)
Operating and administrative expenses	(19,720)	(15,785)
Foreign exchange	80	0
Depreciation of property, plant and equipment	(2,483)	(6,473)
Interest expense	(58)	(321)
Gain on sale of assets	1,016	0
Write-off of accounts receivable	(262)	0
Write-down of long-lived assets	(56,898)	(276)
Gain/(loss) from discontinued operations, before income taxes	(60,502)	1,097
Income tax recovery/(expense)	18,491	(54)
Gain/(loss) from discontinued operations, net of income taxes	(42,011)	1,043
Disposal Group, Including Discontinued Operation, Additional Disclosures [Abstract]
Depreciation of property, plant and equipment	(2,483)	(6,473)
Write-off of accounts receivable	(262)	0
Write-down of long-lived assets	(56,898)	(276)
Net proceeds of disposition	22,052	0
Contingent liability	(613)	0
Income tax recovery/(expense)	18,491	(54)
Increase/(decrease) in cash and cash equivalents from discontinued operations	20,580	7,846
As Reported
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Non-regulated energy sales		2,870
Waste disposal fees		0
Other and interest income		0
Operating and administrative expenses		(3,241)
Foreign exchange		0
Depreciation of property, plant and equipment		(1,279)
Interest expense		(4)
Gain on sale of assets		0
Write-off of accounts receivable		0
Write-down of long-lived assets		(253)
Gain/(loss) from discontinued operations, before income taxes		(1,907)
Income tax recovery/(expense)		750
Gain/(loss) from discontinued operations, net of income taxes		(1,157)
Disposal Group, Including Discontinued Operation, Additional Disclosures [Abstract]
Depreciation of property, plant and equipment		(1,279)
Write-off of accounts receivable		0
Write-down of long-lived assets		(253)
Net proceeds of disposition		0
Contingent liability		0
Income tax recovery/(expense)		750
Increase/(decrease) in cash and cash equivalents from discontinued operations		(375)
Adjustments
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Non-regulated energy sales		6,800
Waste disposal fees		14,288
Other and interest income		(6)
Operating and administrative expenses		(12,544)
Foreign exchange		0
Depreciation of property, plant and equipment		(5,194)
Interest expense		(317)
Gain on sale of assets		0
Write-off of accounts receivable		0
Write-down of long-lived assets		(23)
Gain/(loss) from discontinued operations, before income taxes		3,004
Income tax recovery/(expense)		(804)
Gain/(loss) from discontinued operations, net of income taxes		2,200
Disposal Group, Including Discontinued Operation, Additional Disclosures [Abstract]
Depreciation of property, plant and equipment		(5,194)
Write-off of accounts receivable		0
Write-down of long-lived assets		(23)
Net proceeds of disposition		0
Contingent liability		0
Income tax recovery/(expense)		(804)
Increase/(decrease) in cash and cash equivalents from discontinued operations		8,221